Exhibit 99.1

Execution Version

CERTIFICATION OF SERVICES PERFORMED

January 3, 2022

Reference is made to that certain Loan Agreement (the “Loan Agreement”) to be entered into by and between New Residential Borrower 2022-SFR1 LLC (f/k/a New Residential Borrower 2021-SFR1 LLC, “Borrower”) and Goldman Sachs Mortgage Company (“Client”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower and Client, to the best of my knowledge and belief, that Radian Real Estate Management LLC (“RREM”) has completed certain due diligence services ordered by Client under the Evaluation Services Agreement dated November 15, 2021, between RREM and Client, in connection with the borrowing of the Loan for certain residential rental properties (the “Properties” and each, a “Property”) contained in the data tape entitled “NRMLT 2022-SFR1 Tape_01.03.2022.xslx” (the “Data Tape”). Furthermore;

1.       RREM has reviewed the Lease for each Property provided by Client (which does not include Leases with a future lease start date) and has determined that (a) each such Lease has been executed by the applicable tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the Data Tape, (c) no such Lease contains terms that are materially inconsistent with customary lease terms for the jurisdiction where the applicable Property is located and (d) all Section 8 Leases are correctly reported as such on the Data Tape.

2.       RREM has reviewed the values in the Data Tape that are used in the calculations and reporting of the purchase prices, lease commencement and expiration dates, rent amounts, Broker Price Opinion amounts, Broker Price Opinion completion dates, and actual renovation costs and determined that such information in the Data Tape matches the reported information.

3.       RREM has reviewed (a) the addresses in the Data Tape and determined that they match the addresses that appear on the Broker Price Opinions provided by Borrower to RREM for each Property, and (b) the county designation for each Property in the Data Tape and determined that each such designation is accurate and matches the county designation in the corresponding approved title policy commitment.

4.       RREM has reviewed the Data Tape which indicates which Properties are or are not subject to an active homeowner’s, condominium, or other common-interest community association (each an, “HOA”) and has determined, based on its review of the title work, the Data Tape and that certain HOA discrepancy review report dated on or about the date hereof executed by OS National, LLC (“OSN”), that the Properties identified in the Data Tape as not being subject to an HOA are accurately identified.

5.       RREM has reviewed the Data Tape which indicates which Properties are condominiums and has determined, based on property-type designations in the Broker Price Opinion provided by Borrower to RREM for each Property and, if necessary, based on the county records via an online database and other online resources, that the designations of Properties as condominiums in the Data Tape are correctly reported.

6.       RREM has reviewed the purchase documentation for the Properties provided by Borrower in each case, suitable for the type of purchase. RREM has compared the acquisition price amounts in the Data Tape against the purchase documentation provided and determined that the acquisition price amounts in the Data Tape are correctly reported.

7.       RREM has reviewed the renovation costs by category for each Property that appears on the general ledger which is entitled “Raw Rehab Ledger 12-15-21.csv”, as provided to RREM on December 16, 2021 and tied out such costs with the Data Tape.

8.       RREM has reviewed the renovation purchase orders, change orders and similar evidence for a random sample of 100 Properties from the Data Tape and determined that the dollar amount corresponding to the Borrower’s stated actual rehabilitation line-item spending reflected in the Data Tape is correctly reported.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

RADIAN REAL ESTATE MANAGEMENT LLC

/s/Timothy Reilly
Name: Timothy Reilly
Title: EVP